Provisions - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Restructuring provision	£ 163	£ 130
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
(Release) charge for the year	953
Provisions	2,193	1,516
Motor Commission Review
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions	1,950	800
Dilapidations, rent reviews and other property related matters
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions	98	153
Indemnities and other matters relating to legacy business disposals
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions	£ 41	£ 35